Future operations and going concern	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Future operations and going concern

Note   2.                  Future operations and going concern

The Group recorded an income from operations in this reporting period and the accompanying consolidated financial statements have been prepared assuming that the Group will continue as a going concern.

The Group recorded a net operating income of USD 2.6 million in the year ended December 31, 2022 and a net operating loss of USD 5.0 million in the year ended December 31, 2021, and had positive working capital of, respectively, USD 6.2 million and USD 0.5 million as at December 31, 2022 and 2021, both calculated as the difference between current assets and current liabilities. Based on the Group’s cash projections up to April 30, 2024, it has sufficient liquidity to fund operations. Historically, the Group has been dependent on financing from its parent, WISeKey International Holding Ltd, to augment the operating cash flow to cover its cash requirements.

Based on the foregoing, Management believe it is correct to present these figures on a going concern basis.